Preferred, Common Shares and Additional paid in capital (Details Narrative)		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 12, 2026 USD ($) $ / shares shares	Jul. 01, 2021 USD ($)	Sep. 21, 2023 $ / shares shares	Oct. 30, 2023 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 06, 2025 USD ($)	Dec. 13, 2024 USD ($)	May 16, 2023 USD ($)	Aug. 05, 2021 USD ($)
Offering price per program							$ 13,024,000
Proceeds from Issuance of Common Stock					$ (0)	$ (0)	13,165,000
Payments of Dividends					$ 34,375,000	$ 277,008,000	$ 158,052,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares					$ 0.30	$ 2.50	$ 1.57
At-the-market equity offering programs [Member]
Number of shares sold | shares							678,282
Proceeds from Issuance of Common Stock							$ 13,165,000
Sales Agents [Member]
Number of offering programs		2
Offering price per program		$ 75,000,000
Share Repurchase Program [Member]
Cancellation amount of the remaining stock repurchase plan authorized								$ 20,376,000	$ 28,874,000	$ 8,549,000
Share Repurchase Program [Member] | Open Market Transactions [Member]
Treasury Stock, Shares, Acquired | shares					5,847,494	1,326,478	638,572
Treasury Stock, Retired, Cost Method, Amount					$ 98,132,000	$ 25,305,000	$ 13,056,000
Maximum [Member] | Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount											$ 50,000,000
Maximum [Member] | 2023 Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount										$ 50,000,000
Maximum [Member] | 2024 Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount									$ 100,000,000
Maximum [Member] | 2025 Share Repurchase Program [Member]
Share Repurchase Program, Authorized, Amount								$ 100,000,000
Preferred Stock [Member]
Preferred Stock, Shares Authorized | shares					25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.01	$ 0.01
Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Shares Authorized | shares					25,000,000
Common stock [Member]
Common Shares - Par Value | $ / shares					$ 0.01
Treasury Stock, Retired, Cost Method, Amount	$ 37,887
Stock Repurchased and Retired During Period, Shares | shares	1,894,357
Shares Acquired, Average Cost Per Share | $ / shares	$ 20.00
Stock issued during period, share based compensation | shares					1,641,889	886,095	1,126,472
Common stock [Member] | First Oaktree Share Repurchase [Member]
Stock Repurchased and Retired During Period, Shares | shares			10,000,000
Shares Acquired, Average Cost Per Share | $ / shares			$ 18.50
Common stock [Member] | Second Oaktree Share Repurchase [Member]
Stock Repurchased and Retired During Period, Shares | shares				10,000,000
Shares Acquired, Average Cost Per Share | $ / shares				$ 19.50
Common stock [Member] | Maximum [Member]
Common Shares - Shares Authorized | shares					300,000,000